INFORMATION OF GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2013
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 18	-	INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Revenues by Geographic Area - as percentage of total sales

	Year ended December 31,
	2013	2012	2011
USA	77%	81%	78%
Asia *	16	14	17
Europe *	7	5	5
Total	100%	100%	100%

* Represents revenues from individual countries of less than 10% each.

The basis of attributing revenues from external customers to geographic area is based on the headquarters location of the customer issuing the purchase order.

B.	Property and equipment, net - by Geographic Area

Long-Lived Assets by Geographic Area - Substantially all of Tower's long-lived assets are located in Israel, substantially all of Jazz's long-lived assets are located in the United States and substantially all of TJP's long-lived assets are located in Japan.

	As of December 31,
	2013	2012
Israel	$180,976	$217,402
United States	75,040	87,366
Japan	94,023	129,700
Total	$350,039	$434,468

C.	Major Customers - as percentage of net accounts receivable balance

Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2013 and 2012 consist of the following customers:

	As of December 31,
	2013	2012
Customer 1	20%	30%
Customer 2	9%	12%

D.	Major Customers - as percentage of total sales

	Year ended December 31,
	2013	2012	2011
Customer A	27%	43%	32%
Other customers (*)	16	10	23

(*)
Represents sales to two different customers accounted for between 7% and 9% of sales during 2013; to three different customers accounted for between 3% and 6% of sales during 2012 and to four different customers accounted for between 4% and 7% of sales during 2011.